Label	Element	Value
Prospectus Summary | MainStay MacKay Utah Muni Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	MainStay MacKay Utah Muni Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income exempt from federal and Utah income taxes.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. In addition, different financial intermediary firms and financial professionals may impose different sales loads and waivers. More information about these and other discounts or waivers is available from your financial professional, in the "Information on Sales Charges" section starting on page 63 of the Prospectus and Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts, and in the "Alternative Sales Arrangements" section on page 150 of the Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the portfolio turnover rate of the Fund’s predecessor fund, Aquila Tax-Free Trust For Utah, was 11% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	11.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated whether or not you redeem all of your shares at the end of those periods (except as indicated with respect to Class C shares). The Example reflects Class C shares converting into Class A shares in years 9-10. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects the contractual fee waiver and/or expense reimbursement arrangement, if applicable, for the current duration of the arrangement only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Assuming redemption at end of period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming no redemption
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund, under normal circumstances, invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in municipal bonds, whose interest is, in the opinion of bond counsel for the issuers at the time of issuance, exempt from federal and Utah income taxes. These obligations are issued by the State of Utah, its counties and various other local authorities, certain other governmental issuers, and by other states and entities that do not tax interest from obligations issued by the State of Utah. These obligations also include obligations issued by other states, the interest on which is exempt, in the opinion of bond counsel or other appropriate counsel, from regular Federal income tax and, pursuant to Utah statutory authority, from Utah individual (but not corporate) income taxes. Municipal bonds of states other than Utah will not be treated as qualifying for the purposes of the 80% policy, to the extent the interest on the municipal bond is not exempt from Utah income tax. Under normal circumstances, at least 50% of the Fund’s assets will consist of obligations of Utah-based issuers. The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940 (the “1940 Act”).

Municipal bonds are generally debt obligations issued by or on behalf of states, territories and possessions of the United States, and their political subdivisions, agencies and instrumentalities that provide income free from federal, state and potentially local income taxes. If the interest on a particular municipal bond is exempt from federal and Utah income taxes, the Fund will treat the bond as qualifying for purposes of the 80% policy even though the issuer of the bond may be located outside of Utah. Municipal bonds include general obligation bonds, revenue bonds, industrial revenue bonds, industrial development bonds, private activity bonds, as well as short-term, tax-exempt obligations such as municipal notes and variable rate demand obligations. The Fund may invest up to 20% of its net assets in municipal bonds subject to the federal alternative minimum tax, and municipal bonds that pay interest that is subject to federal and Utah income taxes.

Although the Fund may invest in municipal bonds rated in any rating category or in unrated municipal bonds, MacKay Shields LLC, the Fund's Subadvisor, intends to invest primarily in investment grade quality bonds as rated by at least one nationally recognized statistical rating organization (“NRSRO”) or if unrated, judged to be of comparable quality by the Subadvisor. The Fund may invest up to 20% of its net assets in municipal bonds that are rated below investment grade (commonly referred to as “high-yield securities” or “junk bonds”) as rated by at least one NRSRO, including up to 10% of its net assets in municipal bonds that are the subject of bankruptcy proceedings, that are in default as to the payment of principal or interest, or that are rated in the lowest rating category by a NRSRO, or if unrated, judged to be of comparable quality by the Subadvisor (“distressed securities”). If NRSROs assign different ratings to the same security, the Fund will use the higher rating for purposes of determining the security's credit quality.

The Fund may invest more than 25% of its total assets in municipal bonds that are related in such a way that an economic, business or political development or change affecting one such security could also affect the other securities. The Fund will seek to maintain a portfolio dollar-weighted average duration of 3-10 years, although the Fund may invest in instruments of any duration or maturity.

If the supply of Utah state tax exempt municipal bonds is insufficient to meet the Fund’s investment needs, the Fund may invest in municipal bonds issued by other states. Municipal bonds issued by other states purchased by the Fund will generally be exempt from federal income taxes, but may not be exempt from Utah income taxes.

The Fund may invest in futures, options and swap agreements to seek enhanced returns or to reduce the risk of loss by hedging certain of its holdings.

Investment Process: In selecting investments, the Subadvisor analyzes the credit quality of issuers and considers the yields available on municipal bonds with different maturities.

The Subadvisor uses active management in an effort to identify municipal bonds it believes to be mispriced and to build a consistent yield advantage. The Subadvisor focuses on reducing volatility through a disciplined investment process, which includes fundamental, “bottom-up” credit research and risk management. In addition, the Subadvisor reviews macroeconomic events, technicals in the municipal market, and tax policies and analyzes individual municipal securities and sectors.

The Subadvisor’s investment process includes a risk analysis that gives consideration to a variety of security-specific risks with respect to municipal bonds, including environmental, social and governance (“ESG”) risks. “ESG risks” are defined as environmental, social or governance events or conditions that, if they occur, could cause an actual or a potential material negative impact on the value of the investment. Certain ESG factors may be more relevant for certain sectors or issuers than others. Factors considered by the Subadvisor may include an issuer’s exposure to or management of climate risk, energy resources, community and/or employee relations, demographic shifts, cybersecurity, regulation and financial management of policies and procedures. In addition to proprietary research, the Subadvisor may use screening tools such as those provided by third-party providers and, to the extent available, third-party data to identify ESG risk factors that may not have been captured through its own research. The Subadvisor’s consideration of ESG risk is weighed against other criteria and no sectors, industries or individual issuers are explicitly excluded from the Fund.

The Subadvisor may sell a security if it no longer believes the security will contribute to meeting the investment objective of the Fund. In considering whether to sell a security, the Subadvisor may evaluate, among other things, the condition of the economy and meaningful changes in the issuer's financial condition.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund, under normal circumstances, invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in municipal bonds, whose interest is, in the opinion of bond counsel for the issuers at the time of issuance, exempt from federal and Utah income taxes. These obligations are issued by the State of Utah, its counties and various other local authorities, certain other governmental issuers, and by other states and entities that do not tax interest from obligations issued by the State of Utah. These obligations also include obligations issued by other states, the interest on which is exempt, in the opinion of bond counsel or other appropriate counsel, from regular Federal income tax and, pursuant to Utah statutory authority, from Utah individual (but not corporate) income taxes. Municipal bonds of states other than Utah will not be treated as qualifying for the purposes of the 80% policy, to the extent the interest on the municipal bond is not exempt from Utah income tax. Under normal circumstances, at least 50% of the Fund’s assets will consist of obligations of Utah-based issuers. The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940 (the “1940 Act”).Municipal bonds are generally debt obligations issued by or on behalf of states, territories and possessions of the United States, and their political subdivisions, agencies and instrumentalities that provide income free from federal, state and potentially local income taxes. If the interest on a particular municipal bond is exempt from federal and Utah income taxes, the Fund will treat the bond as qualifying for purposes of the 80% policy even though the issuer of the bond may be located outside of Utah. Municipal bonds include general obligation bonds, revenue bonds, industrial revenue bonds, industrial development bonds, private activity bonds, as well as short-term, tax-exempt obligations such as municipal notes and variable rate demand obligations. The Fund may invest up to 20% of its net assets in municipal bonds subject to the federal alternative minimum tax, and municipal bonds that pay interest that is subject to federal and Utah income taxes. Although the Fund may invest in municipal bonds rated in any rating category or in unrated municipal bonds, MacKay Shields LLC, the Fund's Subadvisor, intends to invest primarily in investment grade quality bonds as rated by at least one nationally recognized statistical rating organization (“NRSRO”) or if unrated, judged to be of comparable quality by the Subadvisor. The Fund may invest up to 20% of its net assets in municipal bonds that are rated below investment grade (commonly referred to as “high-yield securities” or “junk bonds”) as rated by at least one NRSRO, including up to 10% of its net assets in municipal bonds that are the subject of bankruptcy proceedings, that are in default as to the payment of principal or interest, or that are rated in the lowest rating category by a NRSRO, or if unrated, judged to be of comparable quality by the Subadvisor (“distressed securities”). If NRSROs assign different ratings to the same security, the Fund will use the higher rating for purposes of determining the security's credit quality. The Fund may invest more than 25% of its total assets in municipal bonds that are related in such a way that an economic, business or political development or change affecting one such security could also affect the other securities. The Fund will seek to maintain a portfolio dollar-weighted average duration of 3-10 years, although the Fund may invest in instruments of any duration or maturity.
Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance and an additional index over time. Sales loads, if any, are not reflected in the bar chart. If they were, returns would be less than those shown. In accordance with new regulatory requirements, the Fund has selected the Bloomberg Municipal Bond Index, which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The table also includes the average annual returns of the Bloomberg Municipal Bond Index 1-15 Yr. Blend, which is generally representative of the market sectors or types of investments in which the Fund invests.

Index returns reflect no deductions for fees, expenses or taxes, except for foreign withholding taxes where applicable.

Because it has less than one calendar year of performance, performance data is not shown for Class A shares. The following bar chart and table reflect the performance for Class I shares of the Fund. The performance of Class A shares would be similar to the other shares classes of the Fund because all share classes are invested in the same portfolio of securities and would differ only to the extent that Class A shares have different expenses.

Performance data for the classes varies based on differences in their fee and expense structures. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Please visit newyorklifeinvestments.com/funds for more recent performance information.

Effective July 19, 2024, the Aquila Tax-Free Trust for Utah (the "Predecessor Fund") was reorganized into the Fund. As accounting successor to the Predecessor Fund, the Fund has assumed the Predecessor Fund's historical performance. Therefore, the performance information shown below is that of the Predecessor Fund, which had a different fee structure from the Fund. The returns of the Predecessor Fund have not been adjusted to reflect the applicable expenses of the Fund.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance and an additional index over time. Sales loads, if any, are not reflected in the bar chart. If they were, returns would be less than those shown. In accordance with new regulatory requirements, the Fund has selected the Bloomberg Municipal Bond Index, which represents a broad measure of market performance, and is generally representative of the market sectors or types of investments in which the Fund invests. The table also includes the average annual returns of the Bloomberg Municipal Bond Index 1-15 Yr. Blend, which is generally representative of the market sectors or types of investments in which the Fund invests. Index returns reflect no deductions for fees, expenses or taxes, except for foreign withholding taxes where applicable.Because it has less than one calendar year of performance, performance data is not shown for Class A shares. The following bar chart and table reflect the performance for Class I shares of the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	newyorklifeinvestments.com/funds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns, Class I Shares(by calendar year 2014-2023)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales loads, if any, are not reflected in the bar chart. If they were, returns would be less than those shown.
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock	As of June 30, 2024, Class I shares year-to-date return is -0.28%.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter
2023, Q4	5.82%
Worst Quarter
2022, Q1	-5.65%

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2024
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2023)
Prospectus Summary | MainStay MacKay Utah Muni Fund | Risk Lose Money [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	You can lose money by investing in the Fund.
Prospectus Summary | MainStay MacKay Utah Muni Fund | Risk Not Insured Depository Institution [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Prospectus Summary | MainStay MacKay Utah Muni Fund | Market Risk
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Risk [Text Block]	rr_RiskTextBlock

Market Risk: Changes in markets may cause the value of investments to fluctuate, which could cause the Fund to underperform other funds with similar investment objectives and strategies. Such changes may be rapid and unpredictable. From time to time, markets may experience periods of stress as a result of various market, economic and geopolitical factors for potentially prolonged periods that may result in: (i) increased market volatility; (ii) reduced market liquidity; and (iii) increased redemptions of shares. Such conditions may add significantly to the risk of volatility in the net asset value of the Fund's shares and adversely affect the Fund and its investments.

Prospectus Summary | MainStay MacKay Utah Muni Fund | Portfolio Management Risk
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Risk [Text Block]	rr_RiskTextBlock

Portfolio Management Risk: The investment strategies, practices and risk analyses used by the Subadvisor may not produce the desired results or expected returns. The Subadvisor may give consideration to certain ESG criteria when evaluating an investment opportunity. The application of ESG criteria may result in the Fund (i) having exposure to certain securities or industry sectors that are significantly different than the composition of the Fund's benchmark and (ii) performing differently than other funds and strategies in its peer group that do not take into account ESG criteria or the Fund's benchmark.

Prospectus Summary | MainStay MacKay Utah Muni Fund | Yield Risk
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Yield Risk: There can be no guarantee that the Fund will achieve or maintain any particular level of yield.
Prospectus Summary | MainStay MacKay Utah Muni Fund | Municipal Bond Risk
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Risk [Text Block]	rr_RiskTextBlock

Municipal Bond Risk: Municipal bond risks include the inability of the issuer to repay the obligation, the relative lack of information about certain issuers, and the possibility of future tax and legislative changes, which could affect the market for and value of municipal securities. Additional risks include:

• General Obligation Bonds Risk—timely payments depend on the issuer's credit quality, ability to raise tax revenues and ability to maintain an adequate tax base;

• Revenue Bonds (including Industrial Development Bonds) Risk—timely payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source, and may be negatively impacted by the general credit of the user of the facility;

• Private Activity Bonds Risk—municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise, which is solely responsible for paying the principal and interest on the bond, and payment under these bonds depends on the private enterprise’s ability to do so;

• Moral Obligation Bonds Risk—moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality;

• Municipal Notes Risk—municipal notes are shorter-term municipal debt obligations that pay interest that is, in the opinion of bond counsel, generally excludable from gross income for federal income tax purposes (except that the interest may be includable in taxable income for purposes of the federal alternative minimum tax) and that have a maturity that is generally one year or less. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and the Fund may lose money; and

• Municipal Lease Obligations Risk—in a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property. Municipal leases may pose additional risks because many leases and contracts contain “non-appropriation” clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for this purpose by the appropriate legislative body.

Municipalities may experience political, economic and financial difficulties in an adverse economic environment. The ability of a municipal issuer to make payments and the value of municipal bonds can be affected by uncertainties in the municipal securities market and economic and societal events, such as infectious diseases and increased unemployment. Actions that municipalities may take in response to such events could result in disruption or reduced operations and productivity for businesses, thereby causing reduced tax revenues and increased budgetary pressures, which may adversely affect the issuer’s financial condition or ability to meet its financial obligations. Such events and uncertainties could cause increased volatility and reduced liquidity in the municipal securities market and could negatively impact the Fund's net asset value and/or the distributions paid by the Fund.

Certain of the issuers in which the Fund may invest have recently experienced, or may experience, significant financial difficulties and repeated credit rating downgrades. For example, in recent years, Puerto Rico has experienced difficult financial, economic and other conditions, which may negatively affect the value of the Fund’s holdings in Puerto Rico municipal securities.

To be tax exempt, municipal bonds must meet certain regulatory requirements. If a municipal bond fails to meet such requirements, the interest received by the Fund from its investment in such bonds and distributed to shareholders may be taxable. It is possible that interest on a municipal bond may be declared taxable after the issuance of the bond, and this determination may apply retroactively to the date of the issuance of the bond, which would cause a portion of prior distributions made by the Fund to be taxable to shareholders in the year of receipt.

Prospectus Summary | MainStay MacKay Utah Muni Fund | Municipal Bond Focus Risk
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Risk [Text Block]	rr_RiskTextBlock

Municipal Bond Focus Risk: From time to time the Fund may invest a substantial amount of its assets in municipal bonds on which interest is paid solely from revenues of similar projects. If the Fund focuses its investments in this manner, it assumes the legal and economic risks relating to such projects, which may have a significant impact on the Fund’s investment performance. In addition, the Fund may invest more heavily in bonds from certain cities, states or regions than others, which may increase the Fund’s exposure to losses resulting from economic, political or regulatory occurrences impacting these particular cities, states or regions.

Prospectus Summary | MainStay MacKay Utah Muni Fund | Debt Securities Risk
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Risk [Text Block]	rr_RiskTextBlock

Debt Securities Risk: The risks of investing in debt or fixed-income securities include (without limitation): (i) credit risk, e.g., the issuer or guarantor of a debt security may be unable or unwilling (or be perceived as unable or unwilling) to make timely principal and/or interest payments or otherwise honor its obligations, or changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may affect the value of the Fund’s investments; (ii) maturity risk, e.g., a debt security with a longer maturity may fluctuate in value more than one with a shorter maturity; (iii) market risk, e.g., low demand for debt securities may negatively impact their price; (iv) interest rate risk, e.g., when interest rates go up, the value of a debt security generally goes down, and when interest rates go down, the value of a debt security generally goes up (long-term debt securities are generally more susceptible to interest rate risk than short-term debt securities); and (v) call or prepayment risk, e.g., during a period of falling interest rates, the issuer may redeem a security by repaying it early, which may reduce the Fund’s income if the proceeds are reinvested at lower interest rates.

Interest rate risk is the risk that the value of the Fund’s investments in fixed-income or debt securities will change because of changes in interest rates. There is a risk that interest rates across the financial system may change, possibly significantly and/or rapidly. Changes in interest rates or a lack of market participants may lead to decreased liquidity and increased volatility in the fixed-income or debt markets, making it more difficult for the Fund to sell its fixed-income or debt holdings. Decreased liquidity in the fixed-income or debt markets also may make it more difficult to value some or all of the Fund’s fixed-income or debt holdings. For most fixed-income investments, when market interest rates fall, prices of fixed-rate debt securities rise. However, when market interest rates fall, prices of certain variable and fixed-rate debt securities may be adversely affected (i.e., falling interest rates bring the possibility of prepayment risk, as an instrument may be redeemed before maturity). Very low or negative interest rates may magnify interest rate risk. Low interest rates (or negative interest rates) may magnify the risks associated with rising interest rates. There is a risk that the income generated by investments may not keep pace with inflation. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Periods of higher inflation could cause such authorities to raise interest rates, which may adversely affect the Fund and its investments. The Fund may also be subject to heightened interest rate risk when the Federal Reserve raises interest rates. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, may result in heightened market volatility and may detract from Fund performance to the extent the Fund is exposed to such interest rates and/or volatility. Other factors that may affect the value of debt securities include, but are not limited to, economic, political, public health, and other crises and responses by governments and companies to such crises.

Not all U.S. government debt securities are guaranteed by the U.S. government—some are backed only by the issuing agency, which must rely on its own resources to repay the debt. The Fund's yield will fluctuate with changes in short-term interest rates.

Prospectus Summary | MainStay MacKay Utah Muni Fund | Distressed Securities Risk
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Risk [Text Block]	rr_RiskTextBlock

Distressed Securities Risk: Investments in distressed securities are subject to substantial risks in addition to the risks of investing in other types of high-yield securities. Distressed securities are speculative and involve substantial risk that principal will not be repaid. Generally, the Fund will not receive interest payments on such securities and may incur costs to protect its investment. In addition, the Fund's ability to sell distressed securities and any securities received in exchange for such securities may be restricted.

Prospectus Summary | MainStay MacKay Utah Muni Fund | High-Yield Municipal Bond Risk
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Risk [Text Block]	rr_RiskTextBlock

High-Yield Municipal Bond Risk: High-yield or non-investment grade municipal bonds (commonly referred to as "junk bonds") may be subject to increased liquidity risk as compared to other high-yield debt securities. There may be little or no active trading market for certain high-yield municipal bonds, which may make it difficult for the Fund to sell such bonds at or near their perceived value. In such cases, the value of a high-yield municipal bond may decline dramatically, even during periods of declining interest rates. The high-yield municipal bonds in which the Fund intends to invest may be more likely to pay interest that is includable in taxable income for purposes of the federal alternative minimum tax than other municipal bonds.

Prospectus Summary | MainStay MacKay Utah Muni Fund | Derivatives Risk
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Risk [Text Block]	rr_RiskTextBlock

Derivatives Risk: Derivatives are investments whose value depends on (or is derived from) the value of an underlying instrument, such as a security, asset, reference rate or index. Derivative strategies may be riskier than investing directly in the underlying instrument and often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it originally invested and would have lost had it invested directly in the underlying instrument. For example, if the Fund is the seller of credit protection in a credit default swap, the Fund effectively adds leverage to its portfolio and is subject to the credit exposure on the full notional value of the swap. Derivatives may be difficult to sell, unwind and/or value. Derivatives may also be subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Fund. Futures and other derivatives may be more volatile than direct investments in the instrument underlying the contract, and may not correlate perfectly to the underlying instrument. Futures and other derivatives also may involve a small initial investment relative to the risk assumed, which could result in losses greater than if they had not been used. Due to fluctuations in the price of the underlying instrument, the Fund may not be able to profitably exercise an option and may lose its entire investment in an option. To the extent that the Fund writes or sells an option, if the decline in the value of the underlying instrument is significantly below the exercise price in the case of a written put option or increase above the exercise price in the case of a written call option, the Fund could experience a substantial loss. Swaps may be subject to counterparty credit, correlation, valuation, liquidity and leveraging risks. Swap transactions tend to shift a Fund's investment exposure from one type of investment to another and may entail the risk that a party will default on its payment obligations to the Fund. Additionally, applicable regulators have adopted rules imposing certain margin requirements, including minimums on uncleared swaps, which may result in the Fund and its counterparties posting higher margin amounts for uncleared swaps. Certain standardized swaps are subject to mandatory central clearing and exchange trading. Central clearing, which interposes a central clearinghouse to each participant’s swap, and exchange trading are intended to reduce counterparty credit risk and increase liquidity but neither makes swap transactions risk-free. Derivatives may also increase the expenses of the Fund.

Prospectus Summary | MainStay MacKay Utah Muni Fund | Private Placement and Restricted Securities Risk
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Private Placement and Restricted Securities Risk: The Fund may invest in privately issued securities, including those which may be resold only in accordance with Rule 144A under the Securities Act of 1933, as amended. Securities acquired in a private placement generally are subject to strict restrictions on resale, and there may be no market or a limited market for the resale of such securities. Therefore, the Fund may be unable to dispose of such securities when it desires to do so or at the most favorable price. This potential lack of liquidity also may make it more difficult to accurately value these securities.

Prospectus Summary | MainStay MacKay Utah Muni Fund | Liquidity and Valuation Risk
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Liquidity and Valuation Risk: The Fund’s investments may be illiquid at the time of purchase or liquid at the time of purchase and subsequently become illiquid due to, among other things, events relating to the issuer of the securities, market events, operational issues, economic conditions, investor perceptions or lack of market participants. The lack of an active trading market may make it difficult to sell or obtain an accurate price for a security. If market conditions or issuer specific developments make it difficult to value securities, the Fund may value these securities using more subjective methods, such as fair value pricing. In such cases, the value determined for a security could be different than the value realized upon such security's sale. As a result, an investor could pay more than the market value when buying shares or receive less than the market value when selling shares. This could affect the proceeds of any redemption or the number of shares an investor receives upon purchase. The Fund is subject to the risk that it could not meet redemption requests within the allowable time period without significant dilution of remaining investors' interests in the Fund. To meet redemption requests or to raise cash to pursue other investment opportunities, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions, which may adversely affect the Fund’s performance. These risks are heightened for fixed-income instruments in a changing interest rate environment.

Prospectus Summary | MainStay MacKay Utah Muni Fund | Utah State Specific Risk
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Utah State Specific Risk: Because the Fund invests in municipal bonds issued by or on behalf of the State of Utah, and its political subdivisions, agencies and instrumentalities, events in Utah may affect the Fund’s investments and performance. These events may include fiscal or political policy changes, tax base erosion, budget deficits and other financial difficulties. Any deterioration of Utah’s fiscal situation and economic situation of its municipalities could cause greater volatility and increase the risk of investing in Utah.

Prospectus Summary | MainStay MacKay Utah Muni Fund | Tax Risk
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Tax Risk: Income from municipal bonds held by the Fund could be declared taxable, possibly retroactively to the date the obligation was issued, because of unfavorable changes in tax law, adverse interpretations by the Internal Revenue Service or state tax authorities or noncompliant conduct of a bond issuer. In such event, the value of the security would likely fall and a portion of the Fund’s distributions attributable to interest the Fund received on such bond for the current year and for prior years could be characterized or recharacterized as taxable income. As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes.

Prospectus Summary | MainStay MacKay Utah Muni Fund | Money Market/Short-Term Securities Risk
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Money Market/Short-Term Securities Risk: To the extent the Fund holds cash or invests in money market or short-term securities, the Fund may be less likely to achieve its investment objective. In addition, it is possible that the Fund's investments in these instruments could lose money.

Prospectus Summary | MainStay MacKay Utah Muni Fund | Variable Rate Demand Instruments Risk
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Variable Rate Demand Instruments Risk: A variable rate demand instrument is generally subject to certain of the risks associated with debt securities.  Variable rate demand instruments are also subject to potential delays between the instrument’s periodic interest rate reset and an intervening rise in general interest rates, which could adversely affect the Fund. In addition, these instruments are subject to the risk that, if not held to maturity, the Fund will be subject to the credit risk of any third party supporting or providing the instrument’s demand feature, as well as the risk that such third party’s obligations may terminate or that it may otherwise fail to meet such obligations.

Prospectus Summary | MainStay MacKay Utah Muni Fund | Risk Nondiversified Status [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Non-Diversification Risk: The Fund is a non-diversified, open-end management investment company under the Investment Company Act of 1940, as amended. A non-diversified fund may have a significant portion of its investments in a smaller number of issuers than a diversified fund. Having a larger percentage of assets in a smaller number of issuers makes a non-diversified fund, like the Fund, more susceptible to the risk that one single event or occurrence can have a significant adverse impact upon the Fund.

Prospectus Summary | MainStay MacKay Utah Muni Fund | Bloomberg Municipal Bond Index1
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Bloomberg Municipal Bond Index1	[1]
1 Year	rr_AverageAnnualReturnYear01	6.40%
5 Years	rr_AverageAnnualReturnYear05	2.25%
10 Years	rr_AverageAnnualReturnYear10	3.03%
Prospectus Summary | MainStay MacKay Utah Muni Fund | Bloomberg Municipal Bond Index 1-15 Yr Blend2
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Bloomberg Municipal Bond Index 1-15 Yr Blend2	[2]
1 Year	rr_AverageAnnualReturnYear01	5.26%
5 Years	rr_AverageAnnualReturnYear05	2.17%
10 Years	rr_AverageAnnualReturnYear10	2.58%
Prospectus Summary | MainStay MacKay Utah Muni Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.00%
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none	[3]
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.45%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.13%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.83%
Waivers / Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[5]
Total Annual Fund Operating Expenses After Waivers / Reimbursements	rr_NetExpensesOverAssets	0.80%	[5]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2027
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	No initial sales charge applies on investments of $250,000 or more (and certain other qualified purchases referenced within “Information on Sales Charges” in the Shareholder Guide). However, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. For more information on contingent deferred sales charges, see “Sales Charges” in the Shareholder Guide.
1 Year	rr_ExpenseExampleYear01	$ 379
3 Years	rr_ExpenseExampleYear03	551
5 Years	rr_ExpenseExampleYear05	741
10 Years	rr_ExpenseExampleYear10	$ 1,289
Prospectus Summary | MainStay MacKay Utah Muni Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.45%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.18%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.13%
Waivers / Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[5]
Total Annual Fund Operating Expenses After Waivers / Reimbursements	rr_NetExpensesOverAssets	1.10%	[5]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2027
1 Year	rr_ExpenseExampleYear01	$ 212
3 Years	rr_ExpenseExampleYear03	353
5 Years	rr_ExpenseExampleYear05	616
10 Years	rr_ExpenseExampleYear10	1,285
1 Year	rr_ExpenseExampleNoRedemptionYear01	112
3 Years	rr_ExpenseExampleNoRedemptionYear03	353
5 Years	rr_ExpenseExampleNoRedemptionYear05	616
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,285
1 Year	rr_AverageAnnualReturnYear01	2.22%
5 Years	rr_AverageAnnualReturnYear05	0.47%
10 Years	rr_AverageAnnualReturnYear10	1.52%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 21, 1996
Prospectus Summary | MainStay MacKay Utah Muni Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.45%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.13%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.58%
Waivers / Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[5]
Total Annual Fund Operating Expenses After Waivers / Reimbursements	rr_NetExpensesOverAssets	0.55%	[5]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2027
1 Year	rr_ExpenseExampleYear01	$ 56
3 Years	rr_ExpenseExampleYear03	180
5 Years	rr_ExpenseExampleYear05	318
10 Years	rr_ExpenseExampleYear10	$ 720
Annual Return 2014	rr_AnnualReturn2014	9.28%
Annual Return 2015	rr_AnnualReturn2015	3.23%
Annual Return 2016	rr_AnnualReturn2016	0.39%
Annual Return 2017	rr_AnnualReturn2017	4.57%
Annual Return 2018	rr_AnnualReturn2018	0.89%
Annual Return 2019	rr_AnnualReturn2019	6.03%
Annual Return 2020	rr_AnnualReturn2020	4.19%
Annual Return 2021	rr_AnnualReturn2021	0.64%
Annual Return 2022	rr_AnnualReturn2022	(7.25%)
Annual Return 2023	rr_AnnualReturn2023	4.14%
Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2023
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.82%
Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.65%)
1 Year	rr_AverageAnnualReturnYear01	4.14%
5 Years	rr_AverageAnnualReturnYear05	1.44%
10 Years	rr_AverageAnnualReturnYear10	2.53%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 21, 1996
Prospectus Summary | MainStay MacKay Utah Muni Fund | Class I | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.11%
5 Years	rr_AverageAnnualReturnYear05	1.43%
10 Years	rr_AverageAnnualReturnYear10	2.51%
Prospectus Summary | MainStay MacKay Utah Muni Fund | Class I | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.42%
5 Years	rr_AverageAnnualReturnYear05	1.64%
10 Years	rr_AverageAnnualReturnYear10	2.57%
Prospectus Summary | MainStay MacKay Utah Muni Fund | Class Z
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.00%
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (as an annual percentage of the Fund's average daily net assets)	rr_ManagementFeesOverAssets	0.45%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.20%
Other Expenses	rr_OtherExpensesOverAssets	0.13%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.78%
Waivers / Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[5]
Total Annual Fund Operating Expenses After Waivers / Reimbursements	rr_NetExpensesOverAssets	0.78%	[5]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2027
1 Year	rr_ExpenseExampleYear01	$ 377
3 Years	rr_ExpenseExampleYear03	542
5 Years	rr_ExpenseExampleYear05	720
10 Years	rr_ExpenseExampleYear10	$ 1,237
1 Year	rr_AverageAnnualReturnYear01	0.93%
5 Years	rr_AverageAnnualReturnYear05	0.64%
10 Years	rr_AverageAnnualReturnYear10	2.02%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 24, 1992

[1]	The Bloomberg Municipal Bond Index is considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year. Bonds subject to the alternative minimum tax or with floating or zero coupons are excluded.
[2]	The Bloomberg Municipal Bond Index 1-15 Yr Blend covers the USD-denominated long-term tax exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and prerefunded bonds.
[3]	No initial sales charge applies on investments of $250,000 or more (and certain other qualified purchases referenced within “Information on Sales Charges” in the Shareholder Guide). However, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. For more information on contingent deferred sales charges, see “Sales Charges” in the Shareholder Guide.
[4]	Other expenses are based on estimated amounts for the current fiscal year.
[5]	New York Life Investment Management LLC ("New York Life Investments") has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) for a class do not exceed the following percentages of its average daily net assets: Class A, 0.80%, Class C, 1.10%, Class I, 0.55% and Class Z, 0.90%. This agreement will remain in effect until February 28, 2027, and thereafter shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or, at any time, upon approval of the Board of Trustees of the Fund.